SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Cash held in PRC		$ 6,197,461	$ 10,277,243		¥ 45,216,675	¥ 73,107,168
Lease, Practical expedients	true
Government grants		66,177	137,754	$ 152,265
Grant income		192,375	413,717	559,828
Deferred government grants		$ 298,691	$ 431,485
Weighted average remaining periods for the government grant to be recognized		6 years 7 months 9 days	6 years 3 months 29 days
Research and development expense		$ 568,470	$ 1,224,344	8,000
Advertising costs		145,916	$ 166,064	$ 118,020
Short term investment		$ 1,000,000
Number of units in the fund | item		20,000	2,022
Fair value of fund		$ 13,943,019	$ 19,470,400
Impairment of long-lived assets		$ 0	$ 0
Minimum
Restricted cash required to keep amounts equal of notes payable value on deposit, percentage		30.00%
Maximum
Restricted cash required to keep amounts equal of notes payable value on deposit, percentage		50.00%